Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets [abstract]
Cash and cash equivalents	$ 170,044,602	$ 134,033,183		$ 192,554,239	$ 214,774,876
Other financial assets	10,724,196	8,406,491
Other non-financial assets	15,834,225	15,861,294
Trade and other current receivables	286,213,598	280,788,133
Accounts receivable from related parties	5,810,764	3,536,135
Inventories	201,987,891	199,311,538
Biological assets	8,157,688	7,948,379	$ 7,633,340
Current tax assets	29,201,159	29,423,479
Non-current assets of disposal groups classified as held for sale	2,305,711	2,377,887
Total current assets	730,279,834	681,686,519
Chilean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	137,686,421	117,467,571
Other financial assets	1,669,678	548,700
Other non-financial assets	11,758,075	11,994,895
Trade and other current receivables	183,758,319	179,861,356
Accounts receivable from related parties	5,652,643	3,373,508
Inventories	166,761,797	168,749,946
Biological assets	7,666,639	7,370,852
Current tax assets	22,581,084	26,525,628
Non-current assets of disposal groups classified as held for sale	2,046,178	2,046,179
Total current assets	539,580,834	517,938,635
US Dollar [Member]
Current assets [abstract]
Cash and cash equivalents	5,178,619	8,458,621		5,385,644
Other financial assets	8,992,300	7,604,996
Other non-financial assets	791,191	683,933
Trade and other current receivables	27,810,990	24,451,001
Accounts receivable from related parties	40,039	43,155
Inventories	374,473	287,776
Total current assets	43,187,612	41,529,482
Euros [Member]
Current assets [abstract]
Cash and cash equivalents	182,966	786,887
Other financial assets	44,126	160,875
Other non-financial assets	173,165	85,753
Trade and other current receivables	9,326,882	7,025,446
Inventories	17,363	25,634
Total current assets	9,744,502	8,084,595
Argentinean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	17,983,303	2,388,743		5,701,754
Other non-financial assets	2,593,125	2,641,862
Trade and other current receivables	54,194,474	56,347,636
Inventories	27,356,020	25,104,485
Biological assets	491,049	577,527
Current tax assets	6,620,075	2,897,851
Non-current assets of disposal groups classified as held for sale	259,533	331,708
Total current assets	109,497,579	90,289,812
Uruguayan Peso [Member]
Current assets [abstract]
Cash and cash equivalents	718,348	1,136,783		948,816
Other non-financial assets	37,956	86,842
Trade and other current receivables	4,372,909	5,304,719
Inventories	1,966,752	1,590,709
Total current assets	7,095,965	8,119,053
Paraguayan Guarani [Member]
Current assets [abstract]
Cash and cash equivalents	7,758,211	3,291,550		7,519,619
Other financial assets	0	80,846
Other non-financial assets	205,145	228,233
Trade and other current receivables	5,495,532	5,864,471
Accounts receivable from related parties	8,962	12,310
Inventories	5,511,486	3,552,988
Total current assets	18,979,336	13,030,398
Other currencies [Member]
Current assets [abstract]
Cash and cash equivalents	536,734	503,028		$ 359,309
Other financial assets	18,092	11,074
Trade and other current receivables	1,116,231	1,256,661
Total current assets	1,671,057	1,770,763
Unidades de Fomento
Current assets [abstract]
Other non-financial assets	275,568	139,776
Trade and other current receivables	138,261	676,843
Accounts receivable from related parties	109,120	107,162
Total current assets	$ 522,949	$ 923,781